NMS
Nuveen Minnesota Quality Municipal Income Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.4% (99.2% of Total Investments)
	MUNICIPAL BONDS – 157.4% (99.2% of Total Investments)
	Education and Civic Organizations – 32.2% (20.3% of Total Investments)
$50	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A, 5.000%, 7/01/36	7/24 at 102.00	N/R	$54,217
500	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A, 4.000%, 7/01/28	7/24 at 102.00	N/R	532,350
250	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.250%, 7/01/40	7/25 at 100.00	BB+	274,700
570	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	603,522
750	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.250%, 8/01/43	8/27 at 102.00	BB+	843,735
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47	7/26 at 100.00	N/R	103,538
2,200	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BB	2,295,744
1,575	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	1,617,478
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
300	6.000%, 7/01/33	7/23 at 100.00	BB+	323,334
1,425	6.000%, 7/01/43	7/23 at 100.00	BB+	1,519,135
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
750	5.000%, 5/01/37	5/27 at 100.00	BB+	814,913
2,000	5.000%, 5/01/47	5/27 at 100.00	BB+	2,134,020
1,580	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017, 4.000%, 3/01/42	3/27 at 100.00	Aa2	1,758,572
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019:
500	4.000%, 12/01/34	12/29 at 100.00	Baa2	552,645
425	4.000%, 12/01/40	12/29 at 100.00	Baa2	461,159
305	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St Benedict, Series 2016-8K, 4.000%, 3/01/43	3/26 at 100.00	Baa1	318,594
600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunding Series 2017, 4.000%, 3/01/48	3/27 at 100.00	Aa3	657,756
225	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	261,153

NMS	Nuveen Minnesota Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2021, 4.000%, 10/01/50, (WI/DD, Settling 3/18/21)	10/30 at 100.00	A1	$1,446,612
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
750	5.000%, 10/01/33	10/29 at 100.00	A2	937,747
235	5.000%, 10/01/40	10/29 at 100.00	A2	287,734
705	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB-	723,626
450	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB-	460,242
295	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB	302,546
1,250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019, 4.000%, 12/01/49	12/29 at 100.00	BBB-	1,302,512
1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.375%, 9/01/31	9/21 at 100.00	BB+	1,125,080
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
360	5.300%, 7/01/45	7/25 at 100.00	BB	386,262
510	5.375%, 7/01/50	7/25 at 100.00	BB	547,669
1,680	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB	1,747,704
800	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BBB-	836,856
390	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.625%, 3/01/43	3/23 at 100.00	BB	397,562
1,000	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	N/R	1,042,930
500	St Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018, 5.125%, 12/01/49	12/26 at 102.00	BBB-	561,305
1,000	University of Minnesota, General Obligation Bonds, Series 2020A, 5.000%, 11/01/42	11/30 at 100.00	Aa1	1,281,450
26,380	Total Education and Civic Organizations			28,514,402
	Health Care – 33.5% (21.1% of Total Investments)
250	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/32	3/26 at 100.00	N/R	258,355
180	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017, 5.000%, 4/01/41	4/27 at 100.00	BBB	202,255

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
$700	5.000%, 2/15/43	2/28 at 100.00	A-	$826,665
3,000	5.000%, 2/15/48	2/28 at 100.00	A-	3,519,000
2,750	5.000%, 2/15/53	2/28 at 100.00	A-	3,207,792
500	5.000%, 2/15/58	2/28 at 100.00	A-	582,180
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
400	4.000%, 4/01/27	4/22 at 100.00	BBB	411,248
230	4.000%, 4/01/31	4/22 at 100.00	BBB	234,382
500	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	532,210
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
200	5.000%, 5/01/31	5/27 at 100.00	Baa1	235,380
165	5.000%, 5/01/32	5/27 at 100.00	Baa1	192,944
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
265	4.000%, 11/15/40	11/25 at 100.00	A+	285,455
1,000	5.000%, 11/15/44	11/25 at 100.00	A+	1,128,470
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
1,500	4.000%, 11/15/48	11/28 at 100.00	A+	1,656,285
1,500	5.000%, 11/15/49	11/28 at 100.00	A+	1,776,375
710	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A, 4.400%, 12/01/33	3/21 at 100.00	N/R	651,084
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C:
240	4.500%, 12/01/25	3/21 at 100.00	N/R	239,993
190	4.750%, 12/01/27	3/21 at 100.00	N/R	188,573
160	5.000%, 12/01/28	3/21 at 100.00	N/R	159,952
310	5.400%, 12/01/33	3/21 at 100.00	N/R	309,994
915	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2018A, 4.000%, 11/15/48	5/28 at 100.00	AA	1,037,564
30	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	3/21 at 100.00	AA-	30,083
720	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 4.000%, 5/01/37	5/26 at 100.00	AA-	792,180
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019:
500	5.000%, 5/01/48	5/29 at 100.00	AA-	603,405
750	4.000%, 5/01/49	5/29 at 100.00	AA-	826,155

NMS	Nuveen Minnesota Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$4,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 4.000%, 7/01/35	7/25 at 100.00	A	$4,318,280
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
245	4.000%, 11/15/36	11/27 at 100.00	A+	273,339
240	4.000%, 11/15/37	11/27 at 100.00	A+	267,077
2,170	4.000%, 11/15/43	11/27 at 100.00	A+	2,383,051
1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	3/21 at 100.00	N/R	1,000,920
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
765	4.000%, 9/01/31	9/24 at 100.00	A	810,196
630	5.000%, 9/01/34	9/24 at 100.00	A	684,747
26,715	Total Health Care			29,625,589
	Housing/Multifamily – 4.3% (2.7% of Total Investments)
1,700	Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee Terrace Apartments Project, Series 2010, 4.500%, 6/01/26	3/21 at 100.00	Aaa	1,704,267
	Minnesota Housing Finance Agency, Rental Housing Revenue Bonds, Series 2011:
355	5.050%, 8/01/31	8/21 at 100.00	AAA	359,775
1,700	5.450%, 8/01/41	8/21 at 100.00	AAA	1,721,641
3,755	Total Housing/Multifamily			3,785,683
	Housing/Single Family – 1.0% (0.6% of Total Investments)
11	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (AMT)	3/21 at 100.00	AA+	10,887
95	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.700%, 1/01/31	7/21 at 100.00	Aaa	95,904
55	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C, 3.900%, 7/01/43	1/23 at 100.00	AA+	56,797
25	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.500%, 1/01/32	7/24 at 100.00	AA+	26,196
45	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	48,543
130	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	132,391
25	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2018A, 3.625%, 7/01/32 (AMT)	7/27 at 100.00	AA+	26,006
500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 1.700%, 1/01/31	1/30 at 100.00	AA+	500,505
886	Total Housing/Single Family			897,229

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials – 5.3% (3.4% of Total Investments)
	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1:
$1,400	4.500%, 6/01/33	6/21 at 100.00	A+	$1,410,234
600	4.750%, 6/01/39	6/21 at 100.00	A+	604,656
2,650	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	2,711,241
4,650	Total Industrials			4,726,131
	Long-Term Care – 12.8% (8.0% of Total Investments)
805	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	842,795
380	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 4.000%, 11/01/39	11/24 at 100.00	Baa1	403,845
875	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2013, 5.200%, 3/01/43	3/21 at 100.00	N/R	875,429
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
175	5.250%, 1/01/40	1/23 at 100.00	N/R	161,037
850	5.250%, 1/01/46	1/23 at 100.00	N/R	762,110
500	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	512,890
1,350	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012, 4.750%, 11/15/28	11/22 at 100.00	N/R	1,329,399
750	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	756,502
500	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A, 5.000%, 8/01/48	8/25 at 100.00	N/R	521,060
215	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55	7/24 at 102.00	N/R	216,084
1,300	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49	6/26 at 100.00	N/R	1,308,268
500	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.125%, 5/01/48	5/23 at 100.00	N/R	489,555
1,017	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	4/21 at 100.00	N/R	1,018,128
100	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	3/21 at 100.00	N/R	100,050
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500	4.125%, 9/01/34	9/24 at 100.00	N/R	517,365
350	4.125%, 9/01/35	9/24 at 100.00	N/R	360,983
585	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	587,948

NMS	Nuveen Minnesota Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$500	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019, 5.000%, 8/01/49	8/24 at 102.00	N/R	$528,975
11,252	Total Long-Term Care			11,292,423
	Tax Obligation/General – 30.4% (19.2% of Total Investments)
150	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A, 3.000%, 2/01/32 – AGM Insured	2/28 at 100.00	AA	162,323
1,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40	2/27 at 100.00	AAA	1,122,910
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018D:
1,015	4.000%, 2/01/38	2/27 at 100.00	AAA	1,143,996
1,055	4.000%, 2/01/39	2/27 at 100.00	AAA	1,186,569
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
500	4.000%, 2/01/38	2/27 at 100.00	AAA	563,545
1,000	4.000%, 2/01/42	2/27 at 100.00	AAA	1,117,680
1,020	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A, 4.000%, 2/01/43	2/27 at 100.00	Aa2	1,129,058
300	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation Bonds, School Building Series 2015A, 0.010%, 2/01/35	2/25 at 67.23	AAA	188,220
1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,083,240
500	Forest Lake, Washington County, Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/32	2/29 at 100.00	AA+	595,665
	Hermantown Independent School District 700, Minnesota, General Obligation Bonds, School Building Series 2015A:
940	0.000%, 2/01/37	2/24 at 56.07	Aa2	519,171
1,075	0.000%, 2/01/38	2/24 at 53.49	Aa2	566,332
2,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	2,235,360
345	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A, 3.000%, 12/15/33	12/27 at 100.00	AA	372,579
500	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/36	2/28 at 100.00	AAA	579,375
1,345	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018, 4.000%, 12/01/40	12/26 at 100.00	AAA	1,526,952
2,175	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2018B, 4.000%, 8/01/31	8/28 at 100.00	AAA	2,612,871
600	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/43	2/28 at 100.00	Aa2	635,388
1,000	Richfield Independent School District 280, Hennepin County, Minnesota, General Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40	2/27 at 100.00	AAA	1,122,910
1,000	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	1,126,550

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AAA	$1,098,350
1,000	Sartell Independent School District 748, Stearns County, Minnesota, General Obligation Bonds, School Building Capital Appreciation Series 2016B, 0.000%, 2/01/39	2/25 at 62.98	Aa2	577,560
1,500	Sibley East Independent School District 2310, Sibley, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	1,615,335
305	Sleepy Eye, Minnesota, General Obligation Bonds, Improvement Series 2020B, 4.000%, 2/01/28	No Opt. Call	AA	362,971
1,970	Wayzata Independent School District 284, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2014A, 3.500%, 2/01/31	2/23 at 100.00	AAA	2,043,540
500	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/39	2/27 at 100.00	AAA	562,355
1,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/42	2/28 at 100.00	AAA	1,065,100
25,795	Total Tax Obligation/General			26,915,905
	Tax Obligation/Limited – 12.8% (8.1% of Total Investments)
1,000	Anoka-Hennepin Independent School District 11, Minnesota, Certificates of ParticIpation, Series 2015A, 4.000%, 2/01/41	2/23 at 100.00	A+	1,056,780
125	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	127,603
500	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project, Series 2015, 5.000%, 3/01/29	3/24 at 100.00	N/R	521,210
375	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2016C, 4.000%, 8/01/35	8/25 at 100.00	AA+	412,980
200	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A, 4.000%, 8/01/35	8/27 at 100.00	AA+	228,974
500	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/39	8/28 at 100.00	AA+	573,970
2,230	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.000%, 8/01/31	8/21 at 100.00	AA+	2,273,596
1,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015A, 3.750%, 2/01/36	2/25 at 100.00	A2	1,053,270
750	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A2	795,210
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
145	5.000%, 2/01/32	2/25 at 100.00	A1	166,398
500	4.000%, 2/01/38	2/25 at 100.00	A1	533,185
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
455	4.875%, 4/01/30	4/23 at 100.00	N/R	466,425
895	5.250%, 4/01/43	4/23 at 100.00	N/R	908,864

NMS	Nuveen Minnesota Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,150	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B, 4.000%, 2/01/31	2/29 at 100.00	AAA	$1,376,745
800	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%, 11/01/33	11/24 at 100.00	A+	848,088
10,625	Total Tax Obligation/Limited			11,343,298
	Transportation – 3.8% (2.4% of Total Investments)
500	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 1/01/44	7/29 at 100.00	A+	606,070
750	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, 5.000%, 1/01/49 (AMT)	7/29 at 100.00	A+	887,370
1,600	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46	1/27 at 100.00	AA-	1,858,080
2,850	Total Transportation			3,351,520
	U.S. Guaranteed – 6.8% (4.3% of Total Investments) (4)
1,600	Duluth Independent School District 709, Minnesota, Certificates of Participation, Capital Appreciation Series 2012A, 0.000%, 2/01/28 (Pre-refunded 2/01/22) – AGM Insured	2/22 at 77.70	Aa2	1,240,352
1,500	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/30 (Pre-refunded 2/01/24)	2/24 at 100.00	AAA	1,650,765
580	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A, 5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	696,963
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A:
1,000	4.000%, 1/01/40 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,103,310
1,200	5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,357,752
5,880	Total U.S. Guaranteed			6,049,142
	Utilities – 14.5% (9.1% of Total Investments)
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	464,920
30	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	36,150
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 4.000%, 10/01/33	10/24 at 100.00	A1	539,715
965	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/35	10/26 at 100.00	A1	1,158,540
1,200	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	AA	1,417,632
500	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3, 4.000%, 10/01/42	10/27 at 100.00	A-	549,725

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
$1,100	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	$1,086,987
3,070	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	2,998,316
100	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	94,528
3,700	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2018A, 5.000%, 1/01/49	7/28 at 100.00	Aa3	4,440,518
11,580	Total Utilities			12,787,031
$130,368	Total Long-Term Investments (cost $131,001,974)			139,288,353

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3% (0.8% of Total Investments)
	MUNICIPAL BONDS – 1.3% (0.8% of Total Investments)
	Education and Civic Organizations – 1.3% (0.8% of Total Investments)
$1,125	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Variable Rate Demand Obligation Series 2002, 0.040%, 5/04/32 (Mandatory Put 3/05/21) (5)	2/21 at 100.00	Aa1	$1,125,000
$1,125	Total Short-Term Investments (cost $1,125,000)			1,125,000
	Total Investments (cost $132,126,974) – 158.7%			140,413,353
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (59.6)% (6)			(52,759,606)
	Other Assets Less Liabilities – 0.9%			838,823
	Net Asset Applicable to Common Shares – 100%			$88,492,570
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

NMS	Nuveen Minnesota Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$139,288,353	$ —	$139,288,353
Short-Term Investments:
Municipal Bonds	—	1,125,000	—	1,125,000
Total	$ —	$140,413,353	$ —	$140,413,353

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 37.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
WI/DD	Purchased on a when-issued or delayed delivery basis.